Inflation Protected Bond Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-21185
Registrant Name: T. Rowe Price Inflation Protected Bond Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21185

T. Rowe Price Inflation Protected Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Inflation Protected Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

======================== Inflation Protected Bond Fund =========================

CAMERON INTERNATIONAL 1.15% NOTES DUE DECEMBER 15, 2016

Ticker:       N/A            Security ID:  BH7KDJ1
Meeting Date: FEB 16, 2016   Meeting Type: Consent
Record Date:  FEB 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Amendments.              N/A       Yes          Management

--------------------------------------------------------------------------------

LYONDELLBASELL IND 5.00 NOTES DUE APRIL, 2019

Ticker:       N/A            Security ID:  B6XKSR1
Meeting Date: DEC 02, 2015   Meeting Type: Consent
Record Date:  DEC 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Amendments.              N/A       Yes          Management

=============================== END NPX REPORT =================================